Unaudited Consolidated Statements of Opeations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 113,528,876
Total Revenues	113,528,876
Cost of revenues	(91,924,102)
Gross profit	21,604,774
Operating expenses
Selling, general & administrative expenses	1,675,355	480,495
Research and development expenses		22,505
Total operating expenses	1,675,355	503,000
Income/(Loss) from operations	19,929,419	(503,000)
Other income/(expenses)
Other income	22,983	177
Other expenses	(252,974)	(5,002)
Total other expenses	(229,991)	(4,825)
Income/(Loss) before provision of income taxes	19,699,428	(507,825)
Provision for income taxes expenses	(5,132,394)
Net income/(loss)	14,567,034	(507,825)
Comprehensive income/(loss)
Net income/(loss)	14,567,034	(507,825)
Other comprehensive loss
Foreign currency translation adjustment	(4,235,969)	(92,173)
Total comprehensive income/(loss)	$ 10,331,065	$ (599,998)
Income/(Loss) earnings per common share
Net income/(loss) per common share - basic (in Dollars per share)	$ 0.68	$ (0.02)
Net income/(loss) per common share - diluted (in Dollars per share)	$ 0.68	$ (0.02)
Weighted average Class A ordinary shares outstanding, basic (in Shares)	21,491,291	21,356,290
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	21,491,291	21,356,290